DoubleLine Shiller Enhanced International CAPE®

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.0%
526,010	Commonbond Student Loan Trust, Series 2017-BGS-B	3.26	% (a)	09/25/2042	478,944
453,247	CPS Auto Receivables Trust, Series 2018-C-E	6.07	% (a)	09/15/2025	453,276
520,992	Diamond Resorts Owner Trust, Series 2021-1A-A	1.51	% (a)	11/21/2033	480,637
621,890	National Collegiate Student Loan Trust, Series 2006-1-A5 (1 Month LIBOR USD + 0.35%, 0.00% Floor)	4.74%		03/25/2033	591,569
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	472,808

Total Asset Backed Obligations (Cost $2,542,854)					2,477,234

Collateralized Loan Obligations - 17.6%
500,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.39	% (a)	07/20/2032	489,306
1,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.46	% (a)	01/20/2035	966,066
500,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	5.27	% (a)	07/17/2034	481,690
500,000	CFIP Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.46	% (a)	01/20/2035	483,805
1,000,000	Generate Ltd., Series 6A-A1R (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.52	% (a)	01/22/2035	971,379
500,000	Highbridge Loan Management Ltd., Series 3A-2014-CR (3 Month LIBOR USD + 3.60%, 0.00% Floor)	7.79	% (a)	07/18/2029	448,668
500,000	Logan Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	6.04	% (a)	04/21/2035	485,205
498,433	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	5.24	% (a)	07/20/2030	493,620
500,000	Palmer Square Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	07/15/2034	488,414
500,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.20	% (a)	04/15/2036	488,888
500,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	07/15/2031	489,772
500,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.25	% (a)	07/15/2034	482,530
1,000,000	Sound Point Ltd., Series 2020-1A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.41	% (a)	07/20/2034	957,412
500,000	THL Credit Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	5.22	% (a)	01/15/2031	489,176
500,000	Venture Ltd., Series 2017-29A-AR (3 Month LIBOR USD + 0.99%, 0.99% Floor)	5.60	% (a)	09/07/2030	490,481

Total Collateralized Loan Obligations (Cost $9,001,673)					8,706,412

Foreign Corporate Bonds - 6.4%
187,500	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	147,067
90,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	89,017
150,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	134,380
200,000	Bank Hapoalim B.M.	3.26	% (a)(b)	01/21/2032	172,948
200,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	177,921

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
100,000	Bank of Montreal	4.98	% (c)	03/08/2024	99,547
45,000	Bank of Nova Scotia	0.65%		07/31/2024	41,979
95,000	BAT Capital Corporation	2.79%		09/06/2024	90,965
200,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	194,110
95,000	Canadian Pacific Railway Company	1.35%		12/02/2024	88,618
200,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	191,859
30,000	Ecopetrol S.A.	4.13%		01/16/2025	28,637
113,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	101,177
200,000	Freeport Indonesia PT	4.76%		04/14/2027	193,000
90,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	89,541
15,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	14,524
90,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	89,680
200,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	192,000
200,000	Minejesa Capital B.V.	4.63%		08/10/2030	176,040
200,000	Periama Holdings LLC	5.95%		04/19/2026	187,382
90,000	Royal Bank of Canada	3.38%		04/14/2025	87,048
200,000	Sable International Finance Ltd.	5.75%		09/07/2027	184,850
200,000	Sasol Financing USA LLC	4.38%		09/18/2026	177,299
95,000	Toronto-Dominion Bank	0.70%		09/10/2024	88,471
176,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	109,583

Total Foreign Corporate Bonds (Cost $3,371,711)					3,147,643

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.3%
200,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	167,586

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $177,077)					167,586

Non-Agency Commercial Mortgage Backed Obligations - 11.1%
1,635,580	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.12	% (a)(b)(d)	06/15/2054	107,664
130,000	Arbor Realty Ltd., Series 2021-FL1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	7.22	% (a)	12/15/2035	122,074
231,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	7.09	% (a)	09/14/2036	215,114
2,759,679	BANK, Series 2021-BN36-XA	0.91	% (b)(d)	09/15/2064	129,406
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.14	% (a)(b)(d)	11/05/2036	12,056
5,162,628	Benchmark Mortgage Trust, Series 2018-B2-XA	0.41	% (b)(d)	02/15/2051	80,164
2,271,000	Benchmark Mortgage Trust, Series 2021-B26-XB	0.64	% (a)(b)(d)	06/15/2054	90,440
1,806,234	Benchmark Mortgage Trust, Series 2021-B28-XA	1.28	% (b)(d)	08/15/2054	127,665
181,000	BSREP Commercial Mortgage Trust, Series 2021-DC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	6.22	% (a)	08/15/2038	156,784
14,551	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	6.29	% (a)	09/15/2037	14,168
100,000	BX Trust, Series 2021-VIEW-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	7.22	% (a)	06/15/2036	92,394
250,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.23	% (b)	11/13/2050	210,361
3,545,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63	% (a)(b)(d)	02/15/2033	166
100,000	CHCP Ltd., Series 2021-FL1-C (Secured Overnight Financing Rate 1 Month + 2.21%, 2.10% Floor)	6.54	% (a)	02/15/2038	93,071

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,570,849	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.10	% (b)(d)	03/11/2047	20,895
2,729,104	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.82	% (b)(d)	05/10/2049	130,086
6,043,299	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	0.91	% (b)(d)	10/10/2048	121,138
186,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.30	% (b)	02/10/2048	160,366
5,899,257	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XD	1.08	% (a)(b)(d)	07/10/2048	137,013
179,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.33	% (b)	11/15/2049	155,111
164,000	CSMC Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	140,052
165,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	% (b)	05/10/2049	146,857
170,000	DBJPM Mortgage Trust, Series 2016-C3-B	3.26%		08/10/2049	144,407
186,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.25	% (a)(b)	02/10/2037	152,909
4,297,547	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.57	% (b)(d)	11/10/2049	75,301
2,400,000	Helios Issuer LLC, Series 2021-PF1-XD	1.11	% (a)(b)(d)	11/15/2054	167,878
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76	% (a)(b)	01/05/2031	299,255
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.31	% (b)	02/15/2048	181,693
125,000	LCCM Trust, Series 2021-FL3-AS (1 Month LIBOR USD + 1.80%, 1.80% Floor)	6.12	% (a)	11/15/2038	118,676
125,000	LCCM Trust, Series 2021-FL3-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	6.52	% (a)	11/15/2038	117,290
150,000	MF1 Ltd., Series 2021-FL6-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	6.18	% (a)	07/16/2036	140,923
186,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(b)	02/10/2042	121,745
4,953,748	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-XE	0.88	% (a)(b)(d)	11/15/2052	171,236
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	0.00	% (a)(b)(d)	11/15/2024	15
214,291	Morgan Stanley Capital Trust, Series 2021-ILP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	5.89	% (a)	11/15/2023	201,424
150,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	6.03	% (a)	04/15/2036	140,861
200,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	172,001
2,275,255	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	1.88	% (b)(d)	10/10/2048	101,673
18,169,000	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(b)(d)	07/15/2041	291,950
7,930,747	SLIDE, Series 2018-FUN-XCP	0.00	% (a)(b)(d)	06/09/2023	79
5,378,000	UBS Commercial Mortgage Trust, Series 2017-C3-XB	0.43	% (b)(d)	08/15/2050	100,259
5,893,508	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.61	% (b)(d)	07/15/2058	73,370
3,589,746	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.93	% (b)(d)	12/15/2048	79,843
2,586,833	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-XA	0.88	% (b)(d)	01/15/2052	109,151
858,576	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.54	% (b)(d)	04/15/2054	71,329

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $7,385,613)					5,496,313

Non-Agency Residential Collateralized Mortgage Obligations - 13.7%
312,019	AJAX Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(g)	01/25/2061	290,485
790,171	Chase Mortgage Finance Trust, Series 2006-A1-2A2	3.99	% (b)	09/25/2036	680,416
77,646	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2-1A2	2.97	% (b)	03/25/2036	72,178
531,365	COLT Mortgage Loan Trust, Series 2021-HX1-A1	1.11	% (a)(b)	10/25/2066	426,505
329,010	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	170,959
737,021	CSMC Trust, Series 2022-NQM1-A1	2.27	% (a)(b)	11/25/2066	635,722

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
370,633	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6-A6 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	4.77%		02/25/2037	317,768
158,270	Lehman Mortgage Trust, Series 2007-6-2A1 (1 Month LIBOR USD + 0.42%, 0.42% Floor)	4.81%		05/25/2037	127,989
807,840	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	3.04	% (b)	10/25/2047	272,779
1,159,559	Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2-1A1 (1 Year CMT Rate + 2.40%, 2.40% Floor)	7.18%		08/25/2036	1,016,473
206,972	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(b)	05/25/2060	164,776
358,864	PRPM LLC, Series 2021-4-A1	1.87	% (a)(g)	04/25/2026	323,139
750,919	Residential Accredit Loans, Inc., Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	4.99%		06/25/2037	523,005
500,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	% (a)	04/25/2060	469,341
392,318	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (a)(b)	09/25/2066	317,846
268,457	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(b)	10/26/2048	257,504
496,504	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	% (a)(b)	08/25/2051	391,421
379,322	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(g)	02/27/2051	329,328

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $7,855,998)					6,787,634

US Corporate Bonds - 7.1%
45,000	American Express Company	3.38%		05/03/2024	44,107
50,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	5.18%		03/04/2025	49,984
90,000	Athene Global Funding	4.90	% (a)(c)	05/24/2024	88,449
60,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	5.56%		03/05/2024	59,972
30,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	4.64%		04/22/2025	29,630
45,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	43,897
95,000	Broadcom, Inc.	3.15%		11/15/2025	90,088
90,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	88,234
105,000	Charles Schwab Corporation	5.30	% (c)	03/03/2027	102,270
65,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	5.78%		06/01/2024	65,098
25,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	23,053
45,000	Comcast Corporation	5.25%		11/07/2025	45,640
25,000	Conagra Brands, Inc.	4.30%		05/01/2024	24,669
85,000	Dollar Tree, Inc.	4.00%		05/15/2025	83,060
65,000	Elevance Health, Inc.	3.50%		08/15/2024	63,443
90,000	Energy Transfer LP	5.88%		01/15/2024	90,255
95,000	Entergy Louisiana LLC	0.95%		10/01/2024	88,492
90,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	90,836
90,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	88,707
90,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	86,624
90,000	HCA, Inc.	5.00%		03/15/2024	89,526
125,000	Hyundai Capital America	1.00	% (a)	09/17/2024	115,568
90,000	JPMorgan Chase & Company	3.90%		07/15/2025	88,074
45,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.32%)	5.27%		04/26/2026	44,608

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
95,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	90,223
50,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	49,305
90,000	Magallanes, Inc.	3.79	% (a)	03/15/2025	86,038
90,000	Marriott International, Inc.	3.60%		04/15/2024	88,243
90,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	88,794
95,000	Microchip Technology, Inc.	0.97%		02/15/2024	90,255
90,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	89,399
25,000	Nissan Motor Acceptance Company LLC	1.13	% (a)	09/16/2024	22,796
90,000	Oracle Corporation	5.80%		11/10/2025	92,115
20,000	Pacific Gas and Electric Company	3.25%		02/16/2024	19,530
70,000	Pacific Gas and Electric Company	4.95%		06/08/2025	68,985
80,000	Parker-Hannifin Corporation	3.65%		06/15/2024	78,321
95,000	Penske Truck Leasing Company LP	2.70	% (a)	11/01/2024	89,615
95,000	Republic Services, Inc.	2.50%		08/15/2024	91,096
90,000	Royalty Pharma PLC	0.75%		09/02/2023	87,214
100,000	Southern California Edison Company	5.15	% (c)	04/01/2024	99,314
100,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	96,529
90,000	Truist Financial Corporation (Secured Overnight Financing Rate + 1.46%)	4.26%		07/28/2026	88,519
25,000	UnitedHealth Group, Inc.	5.15%		10/15/2025	25,312
20,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	19,378
90,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	5.71%		05/15/2025	90,761
90,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	88,561
90,000	Welltower, Inc.	3.63%		03/15/2024	88,115
95,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	88,386

Total US Corporate Bonds (Cost $3,621,313)					3,501,088

US Government and Agency Mortgage Backed Obligations - 2.3%
49,251	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%, 0.00% Floor)	5.55	% (a)	01/25/2051	46,184
1,252,913	Federal National Mortgage Association Pass-Thru, Pool FM7846	2.00%		07/01/2036	1,118,984

Total US Government and Agency Mortgage Backed Obligations (Cost $1,336,654)					1,165,168

US Government and Agency Obligations - 13.6%
1,010,000	United States Treasury Notes	2.50%		05/31/2024	980,055
660,000	United States Treasury Notes	3.00%		06/30/2024	644,273
660,000	United States Treasury Notes	3.00%		07/31/2024	643,861
410,000	United States Treasury Notes	3.25%		08/31/2024	401,496
650,000	United States Treasury Notes	4.25%		09/30/2024	646,775
570,000	United States Treasury Notes	4.38%		10/31/2024	568,419
970,000	United States Treasury Notes	4.50%		11/30/2024	970,114
500,000	United States Treasury Notes	3.13%		08/15/2025	485,508
410,000	United States Treasury Notes	3.50%		09/15/2025	401,864
410,000	United States Treasury Notes	4.25	% (e)	10/15/2025	409,744
560,000	United States Treasury Notes	4.50%		11/15/2025	563,456

Total US Government and Agency Obligations (Cost $6,762,332)					6,715,565

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Affiliated Mutual Funds - 7.9%
438,280	DoubleLine Floating Rate Fund (Class I)				3,887,539

Total Affiliated Mutual Funds (Cost $4,187,980)					3,887,539

Short Term Investments - 22.1%
1,349,646	First American Government Obligations Fund - Class U	4.10	% (f)		1,349,646
1,349,646	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (f)		1,349,646
1,349,646	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (f)		1,349,646
410,000	United States Treasury Bills	0.00	% (e)	03/23/2023	406,189
680,000	United States Treasury Bills	0.00	% (e)	08/10/2023	661,680
6,000,000	United States Treasury Bills	0.00	% (e)	10/05/2023	5,797,508

Total Short Term Investments (Cost $10,933,838)					10,914,315

Total Investments - 107.1% (Cost $57,177,043)					52,966,497
Liabilities in Excess of Other Assets - (7.1)%					(3,527,412)

NET ASSETS - 100.0%					$49,439,085

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Interest only security

(e)	All or a portion of this security has been pledged as collateral.

(f)	Seven-day yield as of period end

(g)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	22.1%
Collateralized Loan Obligations	17.6%
Non-Agency Residential Collateralized Mortgage Obligations	13.7%
US Government and Agency Obligations	13.6%
Non-Agency Commercial Mortgage Backed Obligations	11.1%
Affiliated Mutual Funds	7.9%
US Corporate Bonds	7.1%
Foreign Corporate Bonds	6.4%
Asset Backed Obligations	5.0%
US Government and Agency Mortgage Backed Obligations	2.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Other Assets and Liabilities	(7.1)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Short Term Investments	22.1%
Collateralized Loan Obligations	17.6%
Non-Agency Residential Collateralized Mortgage Obligations	13.7%
US Government and Agency Obligations	13.6%
Non-Agency Commercial Mortgage Backed Obligations	11.1%
Affiliated Mutual Funds	7.9%
Asset Backed Obligations	5.0%
Banking	3.9%
US Government and Agency Mortgage Backed Obligations	2.3%
Utilities	1.5%
Transportation	0.9%
Telecommunications	0.8%
Mining	0.6%
Technology	0.6%
Healthcare	0.5%
Insurance	0.4%
Automotive	0.4%
Chemical Products	0.4%
Finance	0.4%
Building and Development (including Steel/Metals)	0.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Chemicals/Plastics	0.3%
Retailers (other than Food/Drug)	0.3%
Media	0.3%
Energy	0.2%
Food Products	0.2%
Environmental Control	0.2%
Beverage and Tobacco	0.2%
Commercial Services	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Real Estate	0.2%
Pharmaceuticals	0.2%
Diversified Manufacturing	0.2%
Other Assets and Liabilities	(7.1)%

100.0%

Swap Agreements

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	01/05/2023	3,100,000	EUR	$(135,320)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	09/07/2023	15,400,000	EUR	(547,383)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	12/13/2023	15,000,000	EUR	(632,443)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	03/15/2023	15,000,000	EUR	(675,919)

								$(1,991,065)

(1)

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2022, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

EUR	Euro

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
06/07/2023	Barclays Capital, Inc.	16,062,053	USD	$16,062,053	15,100,000	EUR	$16,330,928	$268,875
06/07/2023	JP Morgan Securities LLC	3,600,000	EUR	3,893,466	3,766,962	USD	3,766,962	(126,504)
06/07/2023	JP Morgan Securities LLC	13,213,169	USD	13,213,169	12,100,000	EUR	13,086,373	(126,796)
06/07/2023	Barclays Capital, Inc.	4,700,000	EUR	5,083,136	4,906,824	USD	4,906,824	(176,312)
06/07/2023	Goldman Sachs	51,439,479	USD	51,439,479	47,000,000	EUR	50,831,363	(608,116)
06/07/2023	Goldman Sachs	17,400,000	EUR	18,818,420	17,658,411	USD	17,658,411	(1,160,009)

								$(1,928,862)

EUR	Euro

USD	US Dollar

A summary of the ‘s investments in affiliated mutual funds for the period ended December 31, 2022 is as follows:

Fund	Value at March 31, 2022	Gross Purchases	Gross Sales	Shares Held at December 31, 2022	Value at December 31, 2022	Change in Unrealized for the Period Ended December 31, 2022	Dividend Income Earned for the Period Ended December 31, 2022	Net Realized Gain (Loss) for the Period Ended December 31, 2022
DoubleLine Floating Rate Fund (Class I)	$8,152,161	$—	$(3,900,000)	438,280	$3,887,539	$(123,830)	$212,027	$(240,792)

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.